Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

14. Revenues

The table below is a summary of the Company’s gold and silver sales (dollars in thousands):

	Three Months Ended March 31,
	2022		2021
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$8,906	4,773	$17,541	9,830
Silver sales	260	10,934	1,495	57,236
Total	$9,166		$19,036

While the Company is not obligated to sell any of its gold and silver to one customer, the majority of gold and silver sales during the three months ended March 31, 2022 and 2021 were to one customer. For the three months ended March 31, 2022, 100.0% of revenue was attributable to sales to the same customer, respectively. For the three months ended March 31, 2021, approximately 96.5% of revenue was attributable to sales to one customer.

15. Revenues

The table below is a summary of the Company’s gold and silver sales (dollars in thousands):

	Years Ended December 31,
	2021		2020
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$100,532	56,045	$44,279	24,892
Silver sales	10,202	397,546	2,765	136,238
Total	$110,734		$47,044

While the Company is not obligated to sell any of its gold and silver to one customer, the majority of gold and silver sales during both of the years ended December 31, 2021 and 2020 were to two customers, Customer A and Customer B. For the year ended December 31, 2021, approximately 90.4% of revenue was attributable to sales to Customer A and approximately 9.6% of revenue was attributable to Customer B. For the year ended December 31, 2020, approximately 88.6% of revenue was attributable to sales to Customer A and approximately 11.4% of revenue was attributable to sales to Customer B.